August 16, 2005

Daniel F. Duchovny

Division of Corporation Finance

Office of Mergers and Acquisitions

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	SPACEHAB, Incorporated
File No. 333-126772
Registration Statement on Form S-4, filed July 21, 2005 (“Form S-4”)

Schedule TO-I, filed July 21, 2005 (“Schedule TO”)
SEC File No. 005-44975

Dear Mr. Duchovny:

SPACEHAB, Incorporated (“SPACEHAB”) submits the following responses to your letter dated August 5, 2005, containing comments from the staff of the Securities and Exchange Commission relating to SPACEHAB’s Form S-4 and Schedule TO. In this letter, SPACEHAB has reproduced your comments in bold, italics typeface, and has made its responses in normal typeface. SPACEHAB respectfully requests that the Staff provide its further comments at its earliest convenience.

Form S-4

General

1.	Under the terms of your exchange offer, the tender of securities is considered the execution of a consent (see Consent Solicitation, page 5), and the tender of $60,087,500 of the outstanding notes is a condition for your completion of the exchange offer. Thus, it appears that the consent solicited is part of the interest tendered by the security holders and thus subject to the tender offer rules. Please revise your consent solicitation to comply with the provisions of the applicable tender offer rules, including Rule 13e-4 and Regulation 14E. In this respect, note that pursuant to Rule 14e-1(c) you may not accept the consents prior to the expiration date of the exchange offer and consent solicitation (which appears to be part of the current terms of the transaction per the disclosure in the second sentence of the paragraph Consent Solicitation on page 5).

Response:	We have revised the Form S-4 to clarify that consents will not be accepted prior to the expiration date of the exchange offer and the consent solicitation, which will occur simultaneously. Please see the cover and pages 5, 7 and 73 of the amended Form S-4.

2.	Please advise us whether the original securities were registered pursuant to Section 12 of the 1934 Act. To the extent they are so registered, please revise to comply with the applicable rules of Regulation 14A, including Schedule 14A.

Response:	SPACEHAB’s 8% Convertible Subordinated Notes due 2007 were not required to be, and have not been, registered pursuant to Section 12 of the 1934 Act.

Where You Can Find More Information, page ii

3.	Please update the information to provide a reference to the Commission’s new address at 100 F Street, N.E., Washington, D.C. 20549.

Response:	We have complied with this comment. See page ii of the amended Form S-4.

4.	While we recognize that any documents you files pursuant to Section 13(a), 13(c), 14, or 15(d) of the Exchange Act after the date the prospectus is declared effective may be deemed incorporated by reference into the Form S-4, Schedule TO-I does not permit forward-incorporation by reference. Please confirm that the Schedule TO-I will be amended to specifically include any information that is deemed to be forward-incorporated by reference into the Form S-4, or advise.

Response:	We hereby confirm that the Schedule TO will be amended to specifically include any information that is deemed to be forward-incorporated by reference into the Form S-4 and is required to be included in the Schedule TO.

Forward-Looking Statements, page iii

5.	We note your reference to Section 27A of the Securities Act of 1933 and Section 21E of the Securities Exchange Act of 1934. Note that the safe harbor protections for forward-looking statements contained in those federal securities laws do not apply to statements made in connection with a tender offer. See Section 21E(b)(2)(C) of the Securities Exchange Act of 1934 and Regulation M-A telephone interpretation M.2 available at ww.sec.gov in the July 2001 Supplement to the Division of Corporation Finance’s Manual of Publicly Available Telephone Interpretations. Please delete the reference or clarify that it is not applicable to the tender offer.

Response:	We have clarified that statements relating to the exchange offer and consent solicitation are not covered by the safe harbor. See page iii of the amended Form S-4.

The Exchange Offer and Consent Solicitation, page 5

6.	We note that the offer is scheduled to expire at 5:00 p.m. on the expiration date. Please confirm in your response letter that you will hold your offer open until at least midnight on the 20th business day subsequent to commencement, as required by Rules 13e-4(f)(1)(i) and 14e-1(b). See Rule 13e-4(a)(3) for additional guidance on the definition of “business day.”

Response:	We hereby confirm that the exchange offer and consent solicitation will be held open until at least midnight on the 20th business day subsequent to commencement.

7.	We note that you have entered into a memorandum of understanding with SMH Capital Advisors whereby SMH has stated its intent to tender all securities over which it holds discretionary authority. This appears to be a lock-up agreement with respect to the securities held by SMH. Please provide us your analysis of whether the lock-up is consistent with our previous guidance. See Section VIII.A.9 of the Current Issues Outline (November 14, 2000) which addresses the execution of lock-up agreements in connection with business combination transactions. Also, tell us why did the execution of the lock-up agreement not constitute an “offer” and “sale” under the Securities Act? Finally, tell us whether you communicated with any other security holders regarding their intention to tender their securities.

Response:	The Memorandum of Understanding between SPACEHAB and SMH Capital Advisors is non-binding on either party and is merely an expression of interest with respect to SMH Capital Advisors in the event that SPACEHAB were to proceed with an exchange offer having certain terms. SPACEHAB is under no obligation to make an exchange offer and SMH Capital Advisors is under no obligation to tender should an exchange offer be made. SMH Capital Advisors has no ability to “accept” the exchange as the launch of the exchange offer is subject to SPACEHAB’s unilateral decision to commence the exchange offer. Under the Securities Act of 1933, no “offer” and “sale” has occurred and the staff’s position with respect to similar agreements in the past has consistently allowed the registration of the securities of the entity executing the lock-up agreement. SPACEHAB has not communicated with any other security holders regarding their intention to tender their securities.

The Exchange Offer and Consent Solicitation – Expiration Date, page 71

8.	We note you reserve the right to “interpret, waive or amend the terms of the exchange offer in any manner.” Revise to clarify your ability to “interpret” the terms of the offer. Note that a tender offer may be conditioned on a variety of events and circumstances, provided that they are not within the direct or indirect control of the bidder, and are drafted with sufficient specificity to allow for objective verification that the conditions have been satisfied.

Response:	We have removed the references to SPACEHAB’s ability to “interpret” the terms of the exchange offer. See pages 73 and 76 of the amended Form S-4.

9.	Revise to indicate that a material change to the offer may require recirculation of an amended prospectus or prospectus supplement.

Response:	We have complied with this comment. See page 73 of the amended Form S-4.

Withdrawal of Tenders of Notes, page 105

10.	Disclose that notes not yet accepted for exchange after the expiration of forty business days from the commencement of the offer may be withdrawn. Refer to Rule 13e-4(f)(2)(ii).

Response:	We have complied with this comment. See pages 6 and 77 of the amended Form S-4.

The Exchange Offer and Consent Solicitation – Conditions, page 77

11.	Refer to the disclosure in the introductory paragraph, which relates to the company’s determination whether the triggering of a condition “makes it inadvisable” to proceed with the exchange offer. Please note that, when a condition is triggered and the issuer decides to proceed with the offer anyway, we believe that this constitutes a waiver of the triggered condition(s). You may not rely on this language to tacitly waive a condition of the offer by failing to assert it. Please confirm your understanding on a supplemental basis.

Response:	We hereby confirm our understanding of the above.

12.	We note that the exchange offer is conditioned on the valid tender of $60,087,500 of the outstanding notes. Please confirm that if you waive this or any other material condition to the offer, you will revise the offer to reflect the material change and to allow a minimum of five business days to remain in the offer from the date of dissemination of the notice of the material change.

Response:	We hereby confirm that we will comply with these requirements. See page 73 of the amended Form S-4.

13.	We note that the exchange offer is conditioned on the approval of an amendment to your articles of incorporation to increase the number of authorized shares of common stock. We further note that you have not filed a proxy statement soliciting proxies for such shareholder approval. Please tell us supplementally whether you intend to hold a meeting of shareholders prior to the expiration of the exchange offer.

Response:	We intend to hold a shareholders meeting prior to the expiration of the exchange offer. A preliminary proxy statement will be filed promptly after the amended Form S-4 is filed with the Securities and Exchange Commission.

14.	We note that the condition in the fourth bullet point is subject to a determination of adverse tax consequences based on your judgment. Please revise here and throughout the prospectus, as applicable, to include a reasonableness standard. The ability of the issuer to determine, in its sole discretion, whether a condition has occurred may render the offer illusory.

Response:	We have complied with this comment. See page 78 of the amended Form S-4.

Certain U.S. Federal Income Tax Considerations, page 81

15.	We note your disclosure that this section summarizes “certain” of the federal income tax consequences of the exchange offer. Please ensure that you discuss all such material consequences. Further, please provide an opinion of counsel regarding the material consequences and revise the discussion to reflect the receipt of such opinion.

Response:	We have complied with this comment. See pages i, 8, 28, and 83 and Exhibit 8.1 of the amended Form S-4.

Letter of Transmittal

16.	The letter of transmittal improperly asks option holders to warrant that they have “received and reviewed” the prospectus and the letter. Please revise to delete the requirement that security holders certify that they have “received and reviewed” the exchange offer. Alternatively, amend the letter to include a legend in bold typeface that indicates the company neither views the representation made by security holders that they have reviewed the offering materials as a waiver of liability and that the company promises not to assert that this provision constitutes a waiver of liability.

Response:	We have complied with this comment. See page 6 of Exhibit 99.1 to the amended Form S-4.

Legal Opinion

17.	Please revise the legal opinion to ensure it addresses the legality of the shares underlying your convertible notes. See Item 601(b)(5) of Regulation S-K.

Response:	We have complied with this comment. Please see Exhibit 5.1 to the amended Form S-4.

SPACEHAB hereby acknowledges that:

•	SPACEHAB is responsible for the adequacy and accuracy of the disclosure in the Form S-4 and Schedule TO;

•	comments from the staff of the Securities and Exchange Commission (the “Staff”) or changes to disclosure in response to Staff comments in the Form S-4 and Schedule TO do not foreclose the Securities and Exchange Commission from taking any action with respect to the Form S-4 and Schedule TO; and

•	SPACEHAB may not assert Staff comments as a defense in any proceeding initiated by the Securities and Exchange Commission or any person under the federal securities laws of the United States.

If this response does not adequately answer all of your questions, or if you have any further questions, please contact the undersigned and we will supply further detail as quickly as possible.

Sincerely,

/s/ Michael E. Kearney
Michael E. Kearney
President and Chief Executive Officer